Max Berueffy

Senior Associate Counsel

Writer’s Direct Number:  (205) 268-3581

Facsimile Number:  (205) 268-3597

Toll-Free Number: (800) 627-0220

May 4, 2017

VIA EDGAR

U.S. Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20549

RE:	Protective Life Insurance Company United Investors Annuity Variable Account Advantage II Variable Annuity Filing Pursuant to Rule 497(j) for File No. 333-182483; 811-05013

Commissioners:

On behalf of Protective Life Insurance Company and United Investors Annuity Variable Account, we hereby certify, pursuant to Rule 497(j) under the Securities Act of 1933, as amended, that the Prospectus and Statement of Additional Information being used in connection with the offering of the “Advantage II Variable Annuity”, a variable annuity contract, and otherwise required to be filed under Rule 497(c) does not differ from the Prospectus and Statement of Additional Information contained Post-Effective Amendment No. 5 for United Investors Annuity Variable Account as filed with the Commission on April 28, 2017 via EDGARLINK.

Please do not hesitate to call me at (800) 627-0220 if you have any questions.

Sincerely,

/s/Max Berueffy
Max Berueffy